UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21131

John Hancock Preferred Income Fund (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Preferred Income Fund

4.30.2006 Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock Preferred Income Fund Securities owned by the Fund on April 30, 2006 (unaudited)

		Interest	Maturity	Credit	Par value
Issuer, description		rate (%)	date	rating (A)	($000)	Value

Bonds 1.18%						$10,362,127
(Cost $10,982,356)

Electric Utilities	1.18%					10,362,127

Black Hills Corp.,
Note		6.500	05-15-13	BBB-	5,950	5,855,817
Entergy Gulf States, Inc.,
1st Mtg Bond		6.200	07-01-33	BBB+	5,000	4,506,310

				Credit	Par value
Issuer, description, maturity date				rating (A)	($000)	Value

Capital preferred securities 7.69%						$67,844,582

(Cost $62,728,880)

Diversified Banks 0.84%						7,387,500

Lloyds TSB Bank Plc, 6.90%, 11-29-49 (United
Kingdom)				A+	7,500	7,387,500

Electric Utilities 3.06%						26,940,000

DPL Capital Trust II, 8.125%, 09-01-31				B+	24,000	26,940,000

Gas Utilities 2.32%						20,497,193

KN Capital Trust I, 8.56%, Ser B, 04-15-27				BB+	11,500	12,179,673
KN Capital Trust III, 7.63%, 04-15-28				BB+	8,000	8,317,520

Integrated Telecommunication Services 0.69%						6,111,130

TCI Communications Financing Trust III, 9.65%,
03-31-27				BBB-	5,700	6,111,130

Regional Banks	0.78%					6,908,759

Summit Capital Trust I, 8.40%, Ser B, 03-15-27				A	6,500	6,908,759

Issuer					Shares	Value
Common stocks 3.22%						$28,357,127

(Cost $26,727,191)

Electric Utilities	1.07%					9,437,645

FPL Group, Inc.					176,688	6,996,845
Scottish Power Plc, American Depositary Receipt
(ADR) (United Kingdom)					60,000	2,440,800

Gas Utilities 0.18%						1,571,870

ONEOK, Inc.					47,618	1,571,870

John Hancock Preferred Income Fund Securities owned by the Fund on April 30, 2006 (unaudited)

Multi-Utilities 1.97%			17,347,612

Alliant Energy Corp.		206,100	6,586,956
DTE Energy Co.		111,046	4,528,456
TECO Energy, Inc.		390,000	6,232,200

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 87.69%			$773,333,686
(Cost $796,059,818)

Agricultural Products 1.25%			10,984,188

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)	BB+	143,000	10,984,188

Asset Management & Custody Banks 0.10%			892,000

BNY Capital V, 5.95%, Ser F	A-	40,000	892,000

Automobile Manufacturers 1.71%			15,105,134

Ford Motor Co., 7.50%	BB-	40,000	680,800
General Motors Corp., 7.25%, Ser 04-15-41	B	378,700	6,002,395
General Motors Corp., 7.25%, Ser 07-15-41	B	82,000	1,293,140
General Motors Corp., 7.25%, Ser 02-15-52	B	254,300	4,025,569
General Motors Corp., 7.375%, Ser 05-15-48	B3	65,000	1,023,750
General Motors Corp., 7.375%, Ser 10-01-51	B	129,000	2,079,480

Consumer Finance 4.85%			42,739,415

CIT Group, Inc., 6.35%, Ser A	BBB+	70,000	1,757,700
Ford Motor Credit Co., 7.60%	Ba2	315,600	6,428,772
HSBC Finance Corp., 6.00%	A	214,200	4,853,772
HSBC Finance Corp., 6.36%, Depositary Shares,
Ser B	BBB+	297,000	7,433,910
HSBC Finance Corp., 6.875%	A	399,800	9,939,028
SLM Corp., 6.00%	A	214,100	4,780,853
SLM Corp., 6.97%, Ser A	BBB+	139,600	7,545,380

Diversified Banks 9.18%			80,937,724

BAC Capital Trust IV, 5.875%	A	181,150	3,990,734
Bank One Capital Trust VI, 7.20%	A-	55,500	1,391,385
Comerica Capital Trust I, 7.60%	BBB+	178,100	4,486,339
Fleet Capital Trust VII, 7.20%	A	322,500	8,143,125
Fleet Capital Trust VIII, 7.20%	A	464,750	11,744,232
HSBC Holdings Plc, 6.20%, Ser A (United Kingdom)	A-	150,000	3,484,500
Royal Bank of Scotland Group Plc, 5.75%, Ser L
(United Kingdom)	A	550,900	12,141,836
Royal Bank of Scotland Group Plc, 6.35%, Ser N,
ADR (United Kingdom)	A	20,000	479,200
Santander Finance Preferred SA, Unipersonal,
6.41%, Ser 1 (Spain)	A-	225,000	5,467,500
USB Capital III, 7.75%	Aa3	327,100	8,177,500
USB Capital IV, 7.35%	A	165,700	4,150,785
USB Capital V, 7.25%	A	103,599	2,614,839
USB Capital VI, 5.75%	A	20,000	438,400

John Hancock Preferred Income Fund Securities owned by the Fund on April 30, 2006 (unaudited)

USB Capital VII, 5.875%	A	36,900	824,715
USB Capital VIII, 6.35%, Ser 1	A	169,800	3,995,394
USB Capital X, 6.50%	A	45,000	1,104,750
Wachovia Preferred Funding Corp., 7.25%, Ser A	A-	69,000	1,849,200
Wells Fargo Capital Trust IV, 7.00%	A	108,100	2,721,958
Wells Fargo Capital Trust VI, 6.95%	A-	53,400	1,338,204
Wells Fargo Capital Trust VII, 5.85%	A	107,750	2,393,128

Electric Utilities 17.39%			153,381,789

Boston Edison Co., 4.78%	BBB+	15,143	1,258,535
Entergy Arkansas, Inc., 6.70%	AAA	25,300	638,066
Entergy Mississippi, Inc., 7.25%	A-	346,000	8,778,020
FPC Capital I, 7.10%, Ser A	BB+	839,691	21,076,244
FPL Group Capital Trust I, 5.875%	BBB+	502,200	11,249,280
Georgia Power Capital Trust VII, 5.875%	BBB+	250,600	5,550,790
Georgia Power Co., 6.00%, Ser R	A	395,497	9,037,106
Great Plains Energy, Inc., 8.00%, Conv	BBB-	764,900	18,166,375
HECO Capital Trust III, 6.50%	BBB-	375,400	9,313,674
Interstate Power & Light Co., 8.375%, Ser B	Baa3	700,000	22,260,000
Northern States Power Co., 8.00%	BBB-	235,000	6,016,000
PPL Electric Utilities Corp., 6.25%, Depositary
Shares	BBB	300,000	7,500,000
Southern California Edison Co., 6.125%	BBB-	119,000	12,052,475
Southern Co. Capital Trust VI, 7.125%	BBB+	49,800	1,252,968
TXU Corp., 8.125%, Conv	Ba1	79,800	6,362,454
Virginia Power Capital Trust, 7.375%	BB+	513,150	12,869,802

Gas Utilities 2.33%			20,582,176

Southern Union Co., 5.00%, Conv	BBB	30,000	1,538,100
Southern Union Co., 7.55%, Ser A	BB+	296,600	7,652,280
Southwest Gas Capital II, 7.70%	BB	404,300	10,560,316
TransCanada Pipelines Ltd., 8.25% (Canada)	BBB	32,800	831,480

Hotels, Resorts & Cruise Lines 0.33%			2,953,681

Hilton Hotels Corp., 8.00%	BB	118,100	2,953,681

Integrated Telecommunication Services 3.10%			27,377,470

Telephone & Data Systems, Inc., 6.625%	A-	233,000	5,324,050
Telephone & Data Systems, Inc., 7.60%, Ser A	A-	690,687	17,205,013
Verizon New England, Inc., 7.00%, Ser B	A3	194,950	4,848,407

Investment Banking & Brokerage 8.08%			71,272,157

Bear Stearns Capital Trust III, 7.80%	BBB	40,600	1,016,218
Goldman Sachs Group, Inc., 6.20%	A-	460,000	11,357,400
Lehman Brothers Holdings Capital Trust III,
6.375%, Ser K	A-	150,000	3,535,500
Lehman Brothers Holdings Capital Trust V, 6.00%,
Ser M	A-	70,000	1,550,500
Lehman Brothers Holdings, Inc., 5.94%, Depositary
Shares, Ser C	A-	175,600	8,665,860
Merrill Lynch Preferred Capital Trust III, 7.00%	A-	330,500	8,321,990
Merrill Lynch Preferred Capital Trust IV, 7.12%	A-	241,152	6,103,557
Merrill Lynch Preferred Capital Trust V, 7.28%	A-	367,000	9,307,120

John Hancock Preferred Income Fund Securities owned by the Fund on April 30, 2006 (unaudited)

Morgan Stanley Capital Trust II, 7.25%		A-	240,200	6,002,598
Morgan Stanley Capital Trust III, 6.25%		A-	192,400	4,455,984
Morgan Stanley Capital Trust IV, 6.25%		A-	57,000	1,309,860
Morgan Stanley Capital Trust V, 5.75%		A1	347,000	7,463,970
Morgan Stanley Capital Trust VI, 6.60%		A-	90,000	2,181,600

Life & Health Insurance 4.51%				39,744,857

Lincoln National Capital VI, 6.75%, Ser F		A-	148,600	3,664,476
MetLife, Inc., 6.375%, Ser B, Conv		BBB+	9,930	278,239
MetLife, Inc., 6.50%, Ser B		BBB	950,500	23,857,550
PLC Capital Trust IV, 7.25%		BBB+	186,600	4,687,392
PLC Capital Trust V, 6.125%		BBB+	256,000	5,811,200
Prudential Plc, 6.50% (United Kingdom)		A	60,000	1,446,000

Multi-Line Insurance 3.89%				34,315,037

AEGON NV, 6.375% (Netherlands)		A-	444,900	10,646,457
AEGON NV, 6.50% (Netherlands)		A-	111,100	2,684,176
ING Groep NV, 6.20% (Netherlands)		A	134,793	3,150,112
ING Groep NV, 7.05% (Netherlands)		A	703,800	17,834,292

Multi-Utilities 10.06%				88,694,123

Aquila, Inc., 7.875%		B2	511,700	12,838,553
Baltimore Gas & Electric Co., 6.99%, Ser 1995		Baa2	40,000	4,165,000
BGE Capital Trust II, 6.20%		BBB-	831,825	19,431,432
Consumers Energy Co. Financing IV, 9.00%		Ba2	117,600	2,975,280
Dominion CNG Capital Trust I, 7.80%		BB+	253,476	6,352,109
DTE Energy Trust I, 7.80%		BB+	135,100	3,404,520
Energy East Capital Trust I, 8.25%		BBB-	447,200	11,211,304
PNM Resources, Inc., 6.75%, Conv		BBB-	268,000	13,030,160
PSEG Funding Trust II, 8.75%		BB+	233,500	6,110,695
Public Service Electric & Gas Co., 4.18%, Ser B		BB+	7,900	635,950
Puget Sound Energy Capital Trust II, 8.40%		BB	103,900	2,624,514
TECO Capital Trust I, 8.50%		B	234,893	5,914,606

Oil & Gas Exploration & Production	3.63%			32,029,400

Nexen, Inc., 7.35% (Canada)		BB+	1,261,000	32,029,400

Other Diversified Financial Services	7.98%			70,377,790

ABN AMRO Capital Funding Trust V, 5.90%		A	626,100	14,005,857
ABN AMRO Capital Funding Trust VII, 6.08%		A	328,000	7,599,760
Citigroup Capital VII, 7.125%		A	98,700	2,497,110
Citigroup Capital VIII, 6.95%		A	410,600	10,252,682
Citigroup Capital IX, 6.00%		A	222,000	5,137,080
Citigroup Capital X, 6.10%		A	100,000	2,317,000
Citigroup Capital XI, 6.00%		A	25,000	577,000
General Electric Capital Corp., 5.875%		AAA	151,500	3,493,590
General Electric Capital Corp., 6.10%		AAA	51,210	1,223,407
JPMorgan Chase Capital IX, 7.50%, Ser I		A-	61,000	1,525,000
JPMorgan Chase Capital X, 7.00%, Ser J		A1	607,100	15,335,346
JPMorgan Chase Capital XI, 5.875%, Ser K		A-	289,700	6,413,958

John Hancock
Preferred Income Fund
Securities owned by the Fund on April 30, 2006 (unaudited)

Real Estate Investment Trusts 4.42%					38,995,798

Duke Realty Corp., 6.50%, Depositary Shares, Ser K			BBB	110,000	2,582,800
Duke Realty Corp., 6.60%, Depositary Shares, Ser L			BBB	109,840	2,610,897
Duke Realty Corp., 6.625%, Depositary Shares,
Ser J			BBB	59,925	1,427,413
Duke Realty Corp., 7.99%, Depositary Shares, Ser B			BBB	251,830	13,024,345
Public Storage, Inc., 6.45%, Depositary Shares,
Ser X			BBB+	25,000	559,750
Public Storage, Inc., 6.50%, Depositary Shares,
Ser W			BBB+	100,000	2,253,000
Public Storage, Inc., 7.50%, Depositary Shares,
Ser V			BBB+	497,643	12,550,556
Public Storage, Inc., 8.00%, Depositary Shares,
Ser R			BBB+	157,965	3,987,037

Regional Banks 2.63%					23,163,314

KeyCorp Capital VI, 6.125%			BBB	20,900	469,414
National Commerce Capital Trust II, 7.70%			A-	80,300	2,047,650
PFGI Capital Corp., 7.75%			A	796,000	20,646,250

Reinsurance 0.36%					3,169,170

RenaissanceRe Holdings Ltd., 6.08%, Ser C
(Bermuda)			BBB	153,100	3,169,170

Thrifts & Mortgage Finance 1.30%					11,443,599

Abbey National Plc, 7.25% (United Kingdom)			A	80,080	2,001,199
Abbey National Plc, 7.375% (United Kingdom)			A	370,000	9,442,400

Wireless Telecommunication Services 0.59%					5,174,864

United States Cellular, 7.50%			A-	205,760	5,174,864

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	Date	rating (A)	($000)	Value

Short-term investments 0.22%					$1,900,000
(Cost $1,899,509)

Government U.S. Agency 0.22%					1,900,000

Federal Home Loan Bank, Disc Note	4.650	05-01-06	AAA	1,900	1,900,000

Total investments 100.00%					$881,797,522

John Hancock Preferred Income Fund Financial futures contracts April 30, 2006 (unaudited)

	Number of
Open contracts	contracts	Position	Expiration	Appreciation

U.S. 10-year Treasury Note	210	Short	Jun 06	$520,248
U.S. 10-year Treasury Note	210	Short	Jun 06	$221,655

				$741,903

Financial futures contracts

John Hancock Preferred Income Fund Interest rate swap contracts April 30, 2006 (unaudited)

	Rate type

Notional	Payments made	Payments received	Termination
amount	by Fund	by Fund	date	Appreciation

$70,000,000	2.56% (a)	3-month LIBOR	Jun 08	$3,754,869

				$3,754,869

(a) Fixed rate

Interest rate swap contracts

John Hancock Preferred Income Fund Footnotes to Schedule of Investments April 30, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $10,984,188 or 1.24% of the Fund's total investments as of April 30, 2006.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

The cost of investments owned on April 30, 2006, including short-term investments, was $898,397,754. Gross unrealized appreciation and depreciation of investments aggregated $24,683,493 and $41,283,725, respectively, resulting in net unrealized depreciation of $16,600,232.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for DARTS
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Stock symbol
Listed New York Stock Exchange: HPI

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund.

P80Q3 4/06
6/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer

Date: June 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer

Date: June 27, 2006

By: /s/ John G. Vrysen ------------------------------------- John G. Vrysen Executive Vice President and Chief Financial Officer

Date: June 27, 2006